Fair Value Measurements - Roll Forward of the Fair Value of the Level 3 Liabilities Recorded at Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 548	$ 295
Issuance of preferred stock warrants		247
Changes in estimated fair value	201	6
Exercise of series C preferred stock warrant	(136)
Ending balance	805	$ 548
Series E-1 Preferred Stock Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Issuance of preferred stock warrants	148
Changes in estimated fair value	10
Series F Preferred Stock Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Issuance of preferred stock warrants	$ 34